Short-Term Bank Borrowings (Details)			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Oct. 14, 2023 CNY (¥)	Oct. 31, 2020 CNY (¥)
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to			¥ 40,000,000				$ 5,583,785
Repaid of line of credit			40,000,000	$ 5,583,785	¥ 25,000,000	¥ 23,300,000
Repaid borrowings			¥ 978,468		¥ 986,785	1,241,082
Weighted average interest rates percentage			2.89%		3.52%		2.89%
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to					¥ 20,000,000	¥ 28,300,000		¥ 30,000,000	¥ 30,000,000
Borrowings bore interest rate		3.85%
Repaid of line of credit					¥ 85,763
BOS [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate	3.65%
Borrowed amount	¥ 5,000,000
CCB [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Borrowed amount		¥ 1,900,000
CMBLY [Member]
Short-Term Bank Borrowings [Line Items]
Repaid of line of credit			¥ 14,237
Minimum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate			2.75%	2.75%
Maximum [Member]
Short-Term Bank Borrowings [Line Items]
Borrowings bore interest rate			3.45%	3.45%